Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets		$ 84,616
Less: Accumulated amortization		(1,596)
Intangible assets, net		83,020
Exclusive contractual technology license [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	[1]	68,600
Customer relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	[1]	8,675
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	[1]	$ 7,341

[1]	The above intangible assets were recognized in connection with the acquisitions of Neurovia and QC Capital completed during the current period. Further details of these acquisitions are disclosed in Note 5 and Note 6.